Income Taxes	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income Taxes

NOTE 16 – Income Taxes

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax recovery presented in the accompanying statements of comprehensive loss is provided below:

	Years ended December 31,
	2020	2019
	$	$

Loss before income taxes	(10,740,593)	(9,719,054)

Expected income tax recovery at statutory tax rates	(2,900,000)	(2,624,000)
Impact of different statutory tax rates on earnings of subsidiaries	10,000	62,000
Change in statutory, foreign tax rates and other	(189,000)	(103,000)
Foreign exchange	964,000	2,119,000
Non-deductible expenditures	687,000	804,000
Share issuance costs	(399,000)	(473,000)
Adjustment in prior years provision statutory tax returns and expiry of non-capital losses	118,000	772,000
Change in unrecognized deductible temporary differences and others	1,709,000	(557,000)
Total	-	-

Significant components of deferred tax assets that have not been recognized are as follows:

	As of December 31,
	2020	2019
	$	$

Share issuance costs	936,000	1,064,000
Non-capital losses	17,308,000	14,420,000
Provision for site reclamation	417,000	203,000
Allowable capital losses	229,000	109,000
Property and equipment	159,000	135,000
Exploration and evaluation assets	2,641,000	4,050,000
Total	21,690,000	19,981,000

Significant components of unrecognized deductible temporary differences and unused tax losses that have not been recognized on the statements of financial position are as follows:

	As of December 31,
	2020	Expiry dates	2019	Expiry dates
	$		$
Share issuance costs	3,468,000	2021 to 2024	3,941,000	2020 to 2023
Non-capital losses	71,328,000	2027 to 2040	60,395,000	2027 to 2039
Provision for site reclamation	1,986,000	No Expiry	965,000	No Expiry
Capital losses	849,000	No Expiry	404,000	No Expiry
Property and equipment	622,000	No Expiry	506,000	No Expiry
Exploration and evaluation assets	11,062,000	No Expiry	17,777,000	No Expiry

Tax attributes are subject to review, and potential adjustment, by tax authorities.